Provision for reclamation	12 Months Ended
Aug. 31, 2025
Provision For Reclamation
Provision for reclamation

13.	Provision for reclamation

The Company's reclamation and closure obligations relates to the cost of removing and restoring the Buckreef Gold Project in Tanzania. Significant reclamation and closure activities include land rehabilitation, demolition of buildings and mine facilities, ongoing care and maintenance and other costs. This estimate depends on the development of an environmentally acceptable mine closure plan.

A reconciliation of the provision for reclamation is as follows:

	For the year ended August 31,
	2025	2024
Balance at beginning of year	$1,091	$833
(Decrease) increase in estimate for provision for reclamation	(240)	486
Change in discount rate	159	(336)
Accretion of provision for reclamation (Notes 21 and 26)	141	108
Total amount	$1,151	$1,091

The provision for reclamation was estimated using the following inputs and assumptions:

a)	Total undiscounted amount of future reclamation costs was estimated to be $6.9 million (2024 – $5.7 million).
b)	Risk-free rate of 14% (2024 – 15%).
c)	Inflation rate of 4% (2024 – 4%).
d)	Weighted average expected timing of cash outflows of 19 years (2024 – 17 years).